Note 12 - Share-based Compensation - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividend yield	0.00%
Share-Based Payment Arrangement, Option [Member]
Expected term (in years) (Year)	5 years 9 months	6 years
Risk-free interest rate		1.90%
Expected volatility		80.30%
Dividend yield	0.00%	0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Risk-free interest rate	3.90%
Expected volatility	81.70%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Risk-free interest rate	4.50%
Expected volatility	83.30%